CONDENSED CONSOLIDATED STATEMENT OF INCOME/(LOSS) AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CONDENSED CONSOLIDATED STATEMENT OF INCOME/(LOSS)
Revenue	$ 439.6	$ 417.7
Cost of sales	(213.7)	(254.3)
Administrative expenses	(63.1)	(166.7)
Net loss allowance on trade receivables	(0.4)	(4.6)
Other income	0.6	0.8
Operating income/(loss)	163.0	(7.1)
Finance income	(20.5)	(10.8)
Finance costs	114.3	1,563.0
Income/(loss) before income tax	69.2	(1,559.3)
Income tax (expense)/benefit	(38.5)	2.0
Income/(loss) for the period	30.7	(1,557.3)
Attributable to:
Owners of the Company	33.1	(1,553.4)
Non-controlling interests	(2.4)	(3.9)
Income/(loss) for the period	$ 30.7	$ (1,557.3)
Income/(loss) per share ($) - basic	$ 0.1	$ (4.67)
Income/(loss) per share ($) - diluted	$ 0.1	$ (4.67)
Items that may be reclassified to income or loss
Exchange differences on translation of foreign operations	$ 75.2	$ 1,043.5
Other comprehensive income for the period, net of taxes	75.2	1,043.5
Total comprehensive income/(loss) for the period	105.9	(513.8)
Attributable to:
Owners of the Company	96.8	(503.2)
Non-controlling interests	9.1	(10.6)
Total comprehensive income/(loss) for the period	$ 105.9	$ (513.8)